Virtus Opportunities Trust

Supplement dated August 16, 2017 to the Summary and

Statutory Prospectuses as indicated below, each dated April 10, 2017, as supplemented

Important Notice to Investors

Effective September 18, 2017, the disclosure describing Class R6 Shares will be revised as described below.

Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Equity Trend Fund, Virtus KAR International Small-Cap Fund, Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund, Virtus Vontobel Emerging Markets Opportunities Fund and Virtus Vontobel Foreign Opportunities Fund

Under the heading “Purchase and Sale of Fund Shares” in each fund’s summary prospectus and summary section of the statutory prospectus, the paragraph describing Class R6 Shares will be replaced with the following:

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement

All Funds

In the section “Sales Charges,” the disclosure describing Class R6 Shares on page 204 of the funds’ statutory prospectus will be replaced with the following:

Class R6 Shares (Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Equity Trend Fund, Virtus KAR International Small-Cap Fund, Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund, Virtus Vontobel Emerging Markets Opportunities Fund and Virtus Vontobel Foreign Opportunities Fund only). Class R6 Shares are offered to the following investors (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares) without a minimum initial investment: (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 Shares are held on the books of a fund through plan level or omnibus accounts; (ii) banks and trust companies; (iii) insurance companies; (iv) registered investment companies; and (v) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

In the section “Your Account,” the disclosure describing Class R6 Shares on page 212 of the funds’ statutory prospectus will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirements.

In the section “How to Buy Shares” on page 212 of the funds’ statutory prospectus, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “How to Sell Shares” on page 213 of the funds’ statutory prospectus, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “Things You Should Know When Selling Shares,” the disclosure describing Class R6 Shares on page 214 of the funds’ statutory prospectus will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020 R6Disclosure (8/2017)

Virtus Opportunities Trust

Supplement dated August 16, 2017 to the Statement of Additional Information (“SAI”)

dated April 10, 2017, as supplemented

Important Notice to Investors

Effective September 15, 2017, the disclosure describing Class R6 Shares will be revised as described below.

In the sub-section “How to Buy Shares” on page 106 of the SAI, the disclosure describing Class R6 Shares will be replaced with the following:

Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

In the sub-section “Alternative Purchase Arrangements,” the disclosure describing Class R6 Shares on page 108 of the SAI will be replaced with the following:

Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

In the sub-section “How to Redeem Shares” on page 111 of the SAI, the disclosure describing Class R6 Shares will be replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to redeem Class R6 Shares. If you are a qualified institutional investor holding Class R6 Shares, please refer to the instructions in the funds’ prospectus.

Investors should retain this supplement with the

SAI for future reference.

VOT 8020B SAI R6Disclosure (8/2017)